Derivatives and Hedging Activities (Derivative Instruments, Gain (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in accumulated other comprehensive loss from interest rate derivatives (effective portion)	$ 162	$ (83)	$ (229)
Amount of gain (loss) recognized in income on derivative (ineffective portion, reclassifications of missed forecasted transactions and amounts excluded from effectiveness testing)	2	0	(5)
Interest rate swap | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in accumulated other comprehensive loss from interest rate derivatives (effective portion)	(231)	(576)	(734)
Amount of gain (loss) recognized in income on derivative (ineffective portion, reclassifications of missed forecasted transactions and amounts excluded from effectiveness testing)	2	0	(5)
Interest rate swap | Interest Expense | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) reclassified from accumulated other comprehensive loss into income as interest expense (effective portion)	$ (393)	$ (493)	$ (505)